EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current expenses of the defined benefit pension plans
Cost of current service	R$ 69,323	R$ 54,518	R$ 60,803
Interest expense	191,326	189,544	82,513
Return on plan assets	(156,475)	(163,148)	(59,692)
Past service cost	3,967	2,302	7,065
Settlement	(11,609)	(4,712)	3,220
Interest cost on unrecoverable surplus	7,413	16,247	20,023
Net pension cost (benefit)	R$ 103,945	R$ 94,751	R$ 113,932